Supplementary Oil And Gas Information (Unaudited) - Costs Incurred in Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	$ 0	$ 524	$ 1,371
Unproved	0	0	26
Exploration	46	45	12
Development	5,784	4,766	4,557
Costs incurred	5,830	5,335	5,966
North America
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	0	524	1,371
Unproved	0	0	26
Exploration	43	40	4
Development	5,039	4,387	4,301
Costs incurred	5,082	4,951	5,702
North Sea
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	0	0	0
Unproved	0	0	0
Exploration	0	0	0
Development	558	304	208
Costs incurred	558	304	208
Offshore Africa
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	0	0	0
Unproved	0	0	0
Exploration	3	5	8
Development	187	75	48
Costs incurred	$ 190	$ 80	$ 56